Average Annual Total Returns{- Fidelity® Puritan® Fund} - 08.31 Fidelity Puritan Fund K PRO-08 - Fidelity® Puritan® Fund	Fidelity Puritan Fund-Class K Return Before Taxes Past 1 year	Fidelity Puritan Fund-Class K Return Before Taxes Past 5 years	Fidelity Puritan Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1298 Past 1 year	F1298 Past 5 years	F1298 Past 10 years
Total	21.38%	8.18%	10.00%	31.49%	11.70%	13.56%	22.18%	8.37%	9.77%